22. Borrowings (Details 2) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
SummaryOfBorrowingsLineItems [Line Items]
Borrowings	$ 4,262,871	$ 2,823,283	$ 2,509,773	$ 1,632,403
Fixed Rate
SummaryOfBorrowingsLineItems [Line Items]
Borrowings	3,321,452	2,823,283
Fixed Rate | Less than 1 year
SummaryOfBorrowingsLineItems [Line Items]
Borrowings	62,236	53,684
Fixed Rate | From 2 to 5 years
SummaryOfBorrowingsLineItems [Line Items]
Borrowings	3,259,216	0
Fixed Rate | More than 5 years
SummaryOfBorrowingsLineItems [Line Items]
Borrowings	0	2,769,599
Floating Rate
SummaryOfBorrowingsLineItems [Line Items]
Borrowings	941,419	0
Floating Rate | Less than 1 year
SummaryOfBorrowingsLineItems [Line Items]
Borrowings	8,968	0
Floating Rate | From 2 to 5 years
SummaryOfBorrowingsLineItems [Line Items]
Borrowings	466,225	0
Floating Rate | More than 5 years
SummaryOfBorrowingsLineItems [Line Items]
Borrowings	$ 466,225	$ 0